Property, Plant and Equipment - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 8,554	€ 9,015		€ 11,648
Impairment loss	157	196
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(647)	(699)		(2,172)
Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use asset	1,368
Depreciation	(1,309)
Impairment loss	51
Scientific Equipment [Member] | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(51)	(87)		(866)
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	93
Fixtures and fittings [member] | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(93)	(93)		(93)
Furniture and IT Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	13
Building on Non-Freehold Land
Disclosure of detailed information about property, plant and equipment [line items]
Right of use asset	10,373
Depreciation	(3,324)
Buildings On Non Freehold Land [Member] | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(490)	(503)		(1,182)
Assets under finance lease contracts | Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		€ 873	€ 154	€ 1,413
Owned equipment | Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	€ 29